Investment Securities (Tables)	6 Months Ended
Sep. 30, 2012
Schedule Of Amortized Cost, Gross Unrealized Gains (Losses) And Fair Value Of Investment Securities

At March 31, 2012:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥48,736,276	¥155,010	¥8,624		¥48,882,662
Japanese prefectural and municipal bonds	173,028	7,750	—		180,778
Foreign governments and official institutions bonds	953,364	18,606	742		971,228
Corporate bonds	2,460,263	68,933	2,639		2,526,557
Residential mortgage-backed securities	1,129,948	14,239	5,602		1,138,585
Commercial mortgage-backed securities	96,502	2,512	684		98,330
Asset-backed securities	503,011	401	891		502,521
Other debt securities	964	—	—		964
Marketable equity securities	2,315,374	1,129,136	5,734		3,438,776

Total	¥56,368,730	¥1,396,587	¥24,916		¥57,740,401

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥590,147	¥4,370	¥—		¥594,517
Japanese prefectural and municipal bonds	3,531	6	—		3,537
Foreign governments and official institutions bonds	626,871	3,691	169		630,393
Corporate bonds	59,857	201	14		60,044
Asset-backed securities	1,104,890	39,447	2,212	(1)	1,142,125
Other debt securities	72	1	—		73

Total	¥2,385,368	¥47,716	¥2,395		¥2,430,689

Note:	(1)	UnionBanCal Corporation (“UNBC”) reclassified collateralized loan obligations (“CLOs”), which totaled ¥111,895 million at fair value, from Securities available for sale to Securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of reclassification remaining in Accumulated other comprehensive loss in the accompanying condensed consolidated balance sheets was ¥29,539 million before taxes at March 31, 2012 and not included in the table above.

At September 30, 2012:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥48,267,560	¥207,283		¥8,247		¥48,466,596
Japanese prefectural and municipal bonds	190,720	8,511		—		199,231
Foreign governments and official institutions bonds	988,962	20,458		4,203		1,005,217
Corporate bonds	2,190,375	59,940		1,588		2,248,727
Residential mortgage-backed securities	968,279	17,314		3,133		982,460
Commercial mortgage-backed securities	132,813	4,471		477		136,807
Asset-backed securities	483,000	521		7		483,514
Other debt securities(1)	65,711	4,640		5,402		64,949
Marketable equity securities	2,256,385	809,900		19,698		3,046,587

Total	¥55,543,805	¥1,133,038		¥42,755		¥56,634,088

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥559,864	¥2,843		¥—		¥562,707
Foreign governments and official institutions bonds	406,912	2,476		52		409,336
Corporate bonds	19,460	206		—		19,666
Residential mortgage-backed securities	85,691	256	(2)	61		85,886
Asset-backed securities	1,267,961	47,133		254	(3)	1,314,840

Total	¥2,339,888	¥52,914		¥367		¥2,392,435

Notes:	(1)	Other debt securities in the table above include ¥64,790 million of tax-exempt conduit debt bonds.
	(2)	In addition to above, UNBC reclassified residential mortgage-backed securities, which totaled ¥12,356 million at fair value, from Securities available for sale to Securities being held to maturity during the six months ended September 30, 2012. As a result of the reclassification, the unrealized gains at the date of reclassification remaining in Accumulated other comprehensive loss in the accompanying condensed consolidated balance sheets was ¥419 million before taxes at September 30, 2012 and not included in the table above.
	(3)	As a result of the reclassification during the fiscal year ended March 31, 2010, the unrealized losses at the date of reclassification remaining in Accumulated other comprehensive loss in the accompanying condensed consolidated balance sheets was ¥27,207 million before taxes at September 30, 2012 and not included in the table above.

Contractual Maturity

	Held to maturity		Available for sale
	Amortized cost	Estimated fair value	Estimated fair value
	(in millions)
Due in one year or less	¥700,755	¥703,227	¥15,438,407
Due from one year to five years	333,791	343,219	29,024,912
Due from five years to ten years	970,524	1,006,904	5,222,749
Due after ten years	334,818	339,085	3,901,433

Total	¥2,339,888	¥2,392,435	¥53,587,501

Schedule Of Investments, By Type And Length In Continuous Loss Position

	Less than 12 months		12 months or more		Total
At March 31, 2012:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
	(in millions, except number of securities)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥15,976,426	¥3,035	¥794,870	¥5,589	¥16,771,296	¥8,624	65
Foreign governments and official institutions bonds	27,255	674	3,923	68	31,178	742	42
Corporate bonds	273,322	1,709	87,770	930	361,092	2,639	2,077
Residential mortgage-backed securities	128,824	2,071	27,536	3,531	156,360	5,602	162
Commercial mortgage-backed securities	9,683	253	12,664	431	22,347	684	20
Asset-backed securities	9,425	891	—	—	9,425	891	10
Marketable equity securities	102,018	5,570	528	164	102,546	5,734	56

Total	¥16,526,953	¥14,203	¥927,291	¥10,713	¥17,454,244	¥24,916	2,432

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥8,229	¥2	¥60,813	¥167	¥69,042	¥169	5
Corporate bonds	4,104	2	1,388	12	5,492	14	3
Asset-backed securities	220,509	1,964	119,165	248	339,674	2,212	222

Total	¥232,842	¥1,968	¥181,366	¥427	¥414,208	¥2,395	230

	Less than 12 months		12 months or more		Total
At September 30, 2012:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
	(in millions, except number of securities)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥12,578,648	¥4,589	¥583,299	¥3,658	¥13,161,947	¥8,247	47
Foreign governments and official institutions bonds	125,676	4,069	2,766	134	128,442	4,203	109
Corporate bonds	165,124	676	136,870	912	301,994	1,588	1,746
Residential mortgage-backed securities	27,249	112	35,574	3,021	62,823	3,133	83
Commercial mortgage-backed securities	9,765	50	13,931	427	23,696	477	21
Asset-backed securities	3,903	7	—	—	3,903	7	6
Other debt securities	35,858	5,402	—	—	35,858	5,402	42
Marketable equity securities	258,529	19,316	1,538	382	260,067	19,698	175

Total	¥13,204,752	¥34,221	¥773,978	¥8,534	¥13,978,730	¥42,755	2,229

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥11,616	¥52	¥—	¥—	¥11,616	¥52	2
Residential mortgage-backed securities	35,623	61	—	—	35,623	61	30
Asset-backed securities	17,041	1	169,206	253	186,247	254	8

Total	¥64,280	¥114	¥169,206	¥253	¥233,486	¥367	40

Roll-Forward Of Credit Loss Component Recognized in Earnings

	Six months ended September 30,
	2011	2012
	(in millions)
Balance at beginning of period	¥35,458	¥30,066

Additions:
Initial credit impairments	4,502	4,152
Subsequent credit impairments	2,756	2,023

Reductions:
Securities sold or matured	(9,770)	(6,120)

Balance at end of period	¥32,946	¥30,121